                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            Cincinnati Casualty Company
Address:         6200 South Gilmore Road
                 Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth S. Miller
Title: Sr. Vice President
Phone: (513) 870-2633

Signature, Place and Date of Signing:


  /s/ Kenneth S. Miller            Fairfield, Ohio             May 15, 2005


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             1
                                           -------

Form 13F Information Table Entry Total:      11
                                           -------

Form 13F Information Table Value Total:    153,691
                                           -------

List of Other Included Managers:
01 Cincinnati Financial Corporation 13F File No.____________

                                            COLUMN 2         COLUMN 3        COLUMN 4       COLUMN 5      SH/PRN      PUT/CALL
ISSUER                                   TITLE OF CLASS        CUSIP         FMV (000)      SHARES

ALLTEL CORP                                 COMMON           020039103         7,540        137,470         SH
CINERGY CORP                                COMMON           172474108         5,166        127,500         SH
EXXON MOBIL CORPORATION                     COMMON           30231G102        30,992        520,000         SH
FIFTH THIRD BANCORP                         COMMON           316773100        61,031      1,419,979         SH
GENERAL ELECTRIC CO.                        COMMON           369604103           902         25,000         SH
GENUINE PARTS CO                            COMMON           372460105           652         15,000         SH
JOHNSON & JOHNSON                           COMMON           478160104         1,679         25,000         SH
NATIONAL CITY CORPORATION                   COMMON           635405103         9,200        274,612         SH
PROCTER & GAMBLE CORPORATION                COMMON           742718109        13,250        250,000         SH
WELLS FARGO & CO                            COMMON           949746101        13,156        220,000         SH
WYETH                                       COMMON           983024100        10,123        240,000         SH
                                                                             153,691      3,254,561

                                           COLUMN 6        COLUMN 7      COLUMN 8
                                          INVESTMENT                                    SHARED
ISSUER                                       DIS           OTH MGRS       SOLE                        NONE

ALLTEL CORP                                 SHARED            01           --          137,470         --
CINERGY CORP                                SHARED            01           --          127,500         --
EXXON MOBIL CORPORATION                     SHARED            01           --          520,000         --
FIFTH THIRD BANCORP                         SHARED            01           --        1,419,979         --
GENERAL ELECTRIC CO.                        SHARED            01           --           25,000         --
GENUINE PARTS CO                            SHARED            01           --           15,000         --
JOHNSON & JOHNSON                           SHARED            01           --           25,000         --
NATIONAL CITY CORPORATION                   SHARED            01           --          274,612         --
PROCTER & GAMBLE CORPORATION                SHARED            01           --          250,000         --
WELLS FARGO & CO                            SHARED            01           --          220,000         --
WYETH                                       SHARED            01           --          240,000         --
                                                                                     3,254,561